Fees Summary	Jul. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	76,550.00
Total Offset Amount	46,350.00
Net Fee	$ 30,200.00